Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 263	€ 44
Liabilities held for sale	124
Eni AEP Ltd, Eni Pakistan Ltd, Eni Pakistan (M) Ltd Srl and Eni New Energy Pakistan (Private) Ltd.
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	114
Liabilities held for sale	€ 124
Ownership interest in subsidiaries	100.00%
Assets held for sale, current	€ 81
Liabilities held for sale, current	34
Gas Distribution Company of Thessaloniki Thessaly SA
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	135
Tangible assets
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 14